Voya Multi-Manager International Equity Fund Investment Strategy - Class I and P Shares [Member] - Voya Multi-Manager International Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. For purposes of this 80% policy, equity securities include, without limitation, common stock, preferred stock, convertible securities, depositary receipts, participatory notes and other structured notes, real estate-related securities (including real estate investment trusts (“REITs”)), trust or partnership interests, rights and warrants to buy common stock, privately placed securities, and initial public offerings (“IPOs”). The Fund invests at least 65% of its assets in equity securities of companies organized under the laws of, or with principal offices located in, a number of different countries outside of the United States, including companies in countries in emerging markets. The Fund does not seek to focus its investments in a particular industry or country. The Fund may invest in companies of any market capitalization. The Fund may invest in derivative instruments including options, futures, and forward foreign currency exchange contracts. The Fund typically uses derivatives to seek to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying assets, for cash management, and/or to seek to enhance returns in the Fund. The Fund invests its assets in foreign investments which are denominated in U.S. dollars, major reserve currencies and currencies of other countries and can be affected by fluctuations in exchange rates. To attempt to protect against adverse changes in currency exchange rates, the Fund may, but will not necessarily, use special techniques such as forward foreign currency exchange contracts. The Fund may invest in other investment companies, including exchange traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. The Investment Adviser allocates the Fund’s assets to different sub-advisers. When selecting sub-advisers, the Investment Adviser takes into account a wide variety of factors and considerations, including among other things the investment strategy of a potential sub-adviser, its personnel, and its fit with other sub-advisers to the Fund. Among those, the Investment Adviser will typically consider the extent to which a potential sub-adviser takes into account environmental, social, and governance (“ESG”) factors as part of its investment process. ESG factors will be only one of many considerations in the Investment Adviser’s evaluation of any potential sub-adviser; the extent to which ESG factors will affect the Investment Adviser’s decision to retain a sub-adviser, if at all, will depend on the analysis and judgment of the Investment Adviser. Acadian Asset Management LLC (“Acadian”), Lazard Asset Management LLC (“Lazard”), Voya Investment Management Co. LLC and Voya Investment Management (UK) Limited (together, “Voya IM”), and Wellington Management Company LLP (“Wellington Management”) (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodologies for selecting investments. The Investment Adviser will determine the amount of Fund assets allocated to each Sub-Adviser. Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets. Acadian Acadian’s systematic investment process seeks to capture alpha by leveraging advanced technology and data analytics to exploit security mispricings arising from behavioral biases and/or informational insufficiency within and across global equity markets. The process starts with a rigorous systematic assessment of all stocks in the allowable universe on a variety of factors, simultaneously from a bottom-up perspective to attempt to predict how each stock will perform relative to its region-industry peers; from a stock-specific peer group perspective to attempt to gain additional insight via non-obvious peer similarities; and from a top-down macro perspective to attempt to predict how each stock’s country, industry group, and local country-industry intersection will perform relative to their market peers. At the bottom-up level, a wide range of signals focused on, among other factors, valuation, earnings, quality, and price movements are applied. At the stock-specific peer group level, the signals focus on peer fundamentals (value and quality), peer growth, and peer momentum. At the top-down level, valuation, quality, risk, growth, technical, and economic indicators are applied. The final step in the forecasting framework is to combine the bottom-up, peer group, and top-down macro forecasts to arrive at a single, unified excess return forecast for each stock. These views are updated continuously, enabling periodic updates to portfolio construction from Acadian’s updated and objective views on global equities. During portfolio construction and rebalancing, this return forecast, along with Acadian’s proprietary risk and transaction cost forecasts, is used to maximize a portfolio’s expected return net of costs, with all final portfolio allocations determined in the optimization process subject to Acadian’s risk controls. Lazard Lazard seeks to realize the Fund’s investment objective primarily by investing in companies that Lazard considers to be quality growth businesses. By “quality” Lazard means businesses that it believes can generate, and sustain, high levels of financial productivity (i.e., return on equity, return on capital and cash flow return on investment). Lazard considers, among other factors deemed appropriate and relevant to a particular company, whether the company has a competitive advantage in its industry and if Lazard believes the company can sustain its competitive advantage. Lazard also looks for “growth” businesses that it believes can grow profits and cash flows by investing back into their business at similarly high rates of financial productivity. Voya IM Voya IM invests in a portfolio of stocks that it believes have the potential to outperform the MSCI EAFE® Index over the long term. Voya IM uses quantitative methods, including artificial intelligence (“AI”) models, to select securities and to support portfolio trading. To select securities, the AI model analyzes a variety of inputs, including among other things, financial, fundamental, macro, and technical characteristics. The data may include structured data (e.g., financial information) and unstructured data (e.g., press releases and news articles). The AI model seeks to identify companies whose perceived value is not reflected in the stock price by identifying persistent patterns in company data that have historically led to outperformance. Voya IM may also use other quantitative techniques or inputs to implement its investment strategy. Portfolio managers and analysts oversee the operation of all quantitative models to mitigate a number of risks the models might pose, including any biases or operational deficiencies in the models. Wellington Management Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value, including the evaluation of financially material ESG factors based on Wellington Management’s proprietary ESG research. Wellington Management believes assessing financially material ESG factors as part of its investment process allows it to better evaluate a company on its ability to improve or sustain its future returns over time. The factors that Wellington Management considers as part of its fundamental analysis, including the assessment of financially material ESG factors, contribute to its overall evaluation of a company’s risk and return potential. Wellington Management may not assess ESG factors for every stock prior to investment. Wellington Management seeks to invest in companies with underappreciated assets, improving and/or sustainable return on capital, and/or stocks that it believes are mispriced by the market due to short-term issues. This proprietary research takes into account each company’s long-term history as well as Wellington Management’s analysts’ forward-looking estimates, and allows for a comparison of the intrinsic value of stocks on a global basis focusing on return on invested capital in conjunction with other valuation metrics. Portfolio construction is driven primarily by bottom-up stock selection, with region, country, and sector weightings being secondary factors.